Trade Accounts Receivable - Schedule of Allowance for Expected Credit Losses (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Expected Credit Losses [Abstract]
Balance beginning	R$ (589)	R$ (149)	R$ (149)	R$ (117)
Allowance recorded during the year	(675)	(1,223)	(538)	(32)	(117)
Balance ending	(1,264)	(1,372)	(589)	(149)	(117)
Allowance recorded during the year	R$ (675)	R$ (1,223)	R$ (538)	R$ (32)	R$ (117)